SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2023
SIGNIFICANT ACCOUNTING POLICIES
Presentation and Principles of Consolidation

Presentation and Principles of Consolidation

The accompanying consolidated financial statements and related notes have been prepared in accordance with generally accepted accounting principles in the United Stated of America. All inter-company transactions and balances have been eliminated upon consolidation.

	Registered		Ownership as of the
Entity Name	Location	Background	issuance date of the report
ZK	BVI	• Incorporated on May 13, 2015
International		• Registered capital of USD 50,000, not paid	16.01% by HUANG Jian Cong
		• A holding company with no operation activities itself for the years then ended	5.92% by WANG Guo Lin

ZK Pipe	Hong Kong	• Incorporated on May 28, 2015
		• Registered capital of HKD 1,000,000, not paid	100% by ZK International
• Have not commenced operations

Wenzhou Weijia	Wenzhou	• Incorporated on June 17, 2015
		• Registered capital of USD 20,000,000, not paid	100% by ZK Pipe
• Have not commenced operations

Zhejiang Zhengkang	Wenzhou	• Incorporated on December 4, 2001	99% by Wenzhou Weijia
		• Registered capital of RMB 100,000,000, RMB 30,000,000 paid	1% by HUANG Jian Cong
• Principally operated in manufacturing and sales of steel strip, steel pipe and fittings

Wenzhou Zhengfeng	Wenzhou	• Incorporated on December 24, 1999
		• Registered capital of RMB 2,880,000, fully paid	100% by Zhejiang Zhengkang
• Principally operated in trading of steel strip, mainly purchased from Zhejiang Zhengkang

ZK Uganda	Uganda	• Incorporated on March 23, 2018
		• Registered capital of 20 Million Uganda Shillings, not paid.	80% by ZK International

Hongyun	Wenzhou	• Incorporated on November 15, 2021
		• Registered capital of RMB 1,880,000, not paid	100% by Wenzhou Weijia

Suona	Wenzhou	• Incorporated on October 29, 2021
		• Registered capital of RMB 10,000,000, not paid	99% by Wenzhou Weijia

xSigma Corporation	BVI	• Incorporated on January 18, 2018
		• Registered capital of USD 50,000, not paid	51% by ZK International
• Have not commenced operations

xSigma Collectibles Limited	BVI	• Incorporated on July 6, 2021
		• Registered capital of USD 100, not paid	100% by ZK International
• Principally operated in NFT (Non-Fungible Token) marketplace

xSigma Entertainment Limited	BVI	• Incorporated on March 17, 2021
		• Registered capital of USD 50,000, not paid	100% by ZK International
• A holding company that holds ownership in CG Malta, a sports betting and casino operator

xSigma Trading LLC	Delaware, United States	• Incorporated on June 7, 2021	100% by xSigma Corporation
• Registered capital and paid in capital was zero
• Have not commenced operations

Going Concern Consideration

Going Concern Consideration

The consolidated financial statements for the years ended September 30, 2023 and 2022 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business.

As reflected in the consolidated financial statements, the Company has incurred net losses of $61,507,395, $6,054,266 and $3,802,271 for the years ended September 30, 2023, 2022 and 2021, respectively. The Company had accumulated deficits amounted to 47,881,492 as of September 30, 2023. Net cash used in operating activities was 2,122,917 for the year ended September 30, 2023. These conditions raised substantial doubts about the Company’s ability to continue as a going concern.

The Company meets its day-to-day working capital requirements through its bank facilities. Most of the bank borrowings as of September 30, 2023, that are repayable within the next 12 months, are subject to renewal, and the management is confident that these borrowings can be renewed upon expiration based on the Company’s past experience and credit history. In addition, the Company had a positive working capital of $18,376,141 as of September 30, 2023.

In order to strengthen the Company’s liquidity in the foreseeable future, the Company has taken the following measures:

(i)	Negotiating with banks in advance for renewal and obtaining new banking facilities;
(ii)	Taking various cost control measures to tighten the costs of operations; and
(iii)	Implementing various strategies to enhance sales and profitability.

However, there can be no assurance that these plans and arrangements will be sufficient to fund the Company’s ongoing capital expenditure, working capital, and other requirements. The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset and the amounts or classification of liabilities that may result from the outcome of this uncertainty. If the going concern assumption is not appropriate, material adjustments to the financial statements could be required.

Measurement of credit losses on financial instruments

Measurement of credit losses on financial instruments

On October 1, 2021, the Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments,” for financial assets stated at amortized cost including accounts receivable, refundable deposits, prepayments and other receivables. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

Use of Estimates

Use of Estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles in the United States of America (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include, but are not limited to, expected credit loss of accounts receivable, inventory valuation, useful life of property, plant and equipment, intangible asset impairment, allowances of long-term prepayment, long-term investment impairment, and income taxes related to realization of deferred tax assets and uncertain tax position. Actual results could differ from those estimates.

Foreign Currency Translation

Foreign Currency Translation

The financial records of the Company’s PRC subsidiaries are maintained in their local currencies which are RMB and ZK Pipe in Hong Kong also use RMB as functional currency. Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the balance sheet dates. Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income/ (expense), net in the statements of operations and comprehensive income.

ZK International maintained its financial record using the United States dollar (“US dollar”) as the functional currency, while the subsidiaries of the Company in Hong Kong and mainland China maintained their financial records using RMB as the functional currencies. The reporting currency of the Company is US dollar. When translating local financial reports of the Company’s subsidiaries into US dollar, assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated at the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of operations and comprehensive income.

The relevant exchange rates are listed below:

	For the Fiscal Years
	Ended September 30
	2023	2022	2021
Period Ended RMB: USD exchange rate	7.2960	7.1135	6.4434
Period Average RMB: USD exchange rate	7.0533	6.5532	6.5072

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

Short-term Investment

Short-term Investment

The Company’s short-term Investment consists of short-term held-to-maturity investments, and term deposits, in commercial banks with original maturities of more than 90 day but less than one year. As of September 30, 2023, the Company has short-term investment of $68,531, while it had $915,616 short-term investment as of September 30, 2022.

Long-term Deposit/Prepayment

Long-term Deposit/Prepayment

Long-term deposit as of September 30, 2021 consists of cash deposit of RMB 80,367,541 Zhejiang Zhengkang pledged to two entities, which the Company is seeking to acquire certain percentage of ownership of each (“Target Company” or collectively “Target Companies”). The deposits are used as acquisition deposits required by the two Target Companies in order to execute their respective acquisition memorandum which details the acquisition and valuation methods but is not legally binding. As of September 30, 2021 the total deposits pledged were $12,472,847, with $11,533,902 to Target Company A and $938,945 to Target Company B. The fund pledged to the Target Companies have no definite term, however the Company anticipates the detailed acquisition proposals will be presented to the Board of Directors and shareholders of the Company for voting within one year. In the case that any acquisition is approved by both parties, the deposits will be used as initial payments and offset the total cash considerations of the deal. If any of the acquisition failed to be approved, the Target Companies are obligated to return the deposit to Zhejiang Zhengkang.

During the fiscal year ended September 30, 2022, the two proposed acquisitions were terminated and pursuant to the agreements with the Target Companies, the Company will acquire certain patents owned by the Target Companies. As of September 30, 2022, the Company has entered into the termination agreement with Company B which settled the majority of the outstanding long-term deposit of Target Company B for one patent with value of RMB 4,910,000 and the remaining RMB 1,140,000 will be settled by providing technical services to the Company which has not yet received and therefore classified as Other Receivable and Prepayment. The Company reached oral agreement with Target Company A to settle all or part of its outstanding long-term deposit by acquiring its patents which has not yet been finalized as of September 30, 2022, and therefore the Company reclassified the outstanding long-term deposit to long-term prepayment with amount of $10,447,395. Subsequent to the 2022 fiscal yearend, the Company acquired a patent with appraised value of RMB 4,990,000.

During the fiscal year ended September 30, 2023, the Company and Target Company A agreed on certain research and development arrangements which Target Company A was delegated to conduct certain research and development programs. The arrangements were intended to strengthen the Company’s competitive advantage by leveraging the Target Company A’s research capabilities. The Company is not obligated to fund the research and development programs but having the right of first refusal to acquire any patent or technical innovation generated out of the programs. Patent or technical innovation, if acquired by the Company, will be appraised and the appraised value will settle all or part of the outstanding long-term deposit. However, during the fiscal year ended September 30, 2023, no patent or technical innovation was materialized, and the Company demanded the payback of the long-term deposit. Due to the uncertainty of collection and prospect of the research programs, the Company has written off approximately of $9.83 million long-term deposit.

Long-term investments

Long-term investments

Effective October 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-01 and related ASU 2018-03 concerning recognition and measurement of financial assets and financial liabilities. In adopting this new guidance, the Company has made an accounting policy election to adopt an adjusted cost method measurement alternative for investments in equity securities without readily determinable fair values.

For equity investments that are accounted for using the measurement alternative, the Company initially records equity investments at cost but is required to adjust the carrying value of such equity investments through earnings when there is an observable transaction involving the same or a similar investment with the same issuer or upon an impairment.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivable arise from the product sales in the normal course of business. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures. Based on management of customers’ credit and ongoing relationship, management makes conclusions whether any balances outstanding at the end of the period will be deemed uncollectible on an individual basis and on aging analysis basis. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Uncollectible receivable are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

The Company use a loss rate method to estimate the allowance for credit losses. For those past due balances over one year and other higher risk receivables identified by the Company are reviewed individually for collectability. The Company evaluates the expected credit loss of accounts receivable based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value.

The allowance for doubtful accounts recognized as of September 30, 2023 and 2022 was $6,617,485 and $255,322, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

Provision for inventory recognized as of September 30, 2023 and 2022 were $nil and $102,365, respectively.

Advance to Suppliers and Advance from Customers

Advance to Suppliers and Advance from Customers

Advance to suppliers refer to advances for purchase of materials or other service agreements, which are applied against trade accounts payable when the materials or services are received. Advance from customers refer to advances received from customers regarding product sales, which are applied against accounts receivable when products are sold.

The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would write off such amount in the period when it is considered impaired.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities that qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement.

For the Company’s financial instruments, including cash and cash equivalents, restricted cash, short-term investment, accounts receivable, accounts payable, short-term investment, other current assets, due to related parties, convertible notes, lease liabilities, other liabilities, notes receivable, notes payable, bank borrowings, long-term prepayment, long-term accounts receivable, other receivables and other borrowings, the carrying amounts approximate their fair values due to their short maturities as of September 30, 2023 and 2022. For lease liabilities, fair value approximates their carrying value at the year end as the interest rates used to discount the host contracts approximate market rates. The carrying amount of the non-current bank borrowings approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

The Company noted no transfers between levels during any of the periods presented. The company did not identify any instruments that were measured at fair value on a recurring nor non-recurring basis for the year ended September 30, 2023 and 2022. During the year ended September 30, 2021, the Company issued convertible notes and the convertible notes issued were classified as liabilities and measured at fair value on the issuance date, with changes in fair value recognized as other expense on the consolidated statements of operations and disclosed in the consolidated financial statements.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Property and Equipment, net

Property and Equipment, net

Property, plant, and equipment are recorded at cost less accumulated depreciation. Depreciation commences upon placing the asset in usage and is recognized on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful lives
Buildings	40 years
Machinery	10 years
Furniture, fixtures, and equipment	10 years
Motor vehicles	10 years

Upon retirement or disposition, the asset cost and related accumulated depreciation are removed with any gain or loss recognized in the consolidated statements of operations and comprehensive income. Repair and maintenance costs that do not extend the economic life of the underlying assets are expensed as incurred.

Costs incurred in constructing new facilities, including progress payments and other costs related to construction, are capitalized, and transferred to property, plant and equipment on completion, at which time depreciation commences.

Intangible Assets

Intangible Assets

Intangible assets consist primarily of land use rights and software. Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time and these land use rights are sometimes referred to informally as “ownership.” Land use rights are stated at cost less accumulated amortization. For the internal use software developed by both internal team and by external entity under development arrangements, the costs incurred during the Application Development Stage were capitalized pursuant to ASC 350-40-25.

Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Useful lives
Land use rights	46 years
Software	5 years
Patent	5 years

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company management review the carrying values of long-lived assets whenever events and circumstances, such as a significant decline in the asset’s market value, obsolescence or physical damage affecting the asset, significant adverse changes in the assets use, deterioration in the expected level of the assets performance, cash flows for maintaining the asset are higher than forecast, indicate that the net book value of an asset may not be recovered through expected future cash flows from its use and eventual disposition. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value.

During fiscal year 2023, the Company incurred impairment charge of $10,346,769 due to the write off of three software platforms. During fiscal year 2022, the Company incurred impairment charge of $2,771,019 due to the write off of one software platform. There was no impairment charge recognized for long-lived assets as of September 30, 2021.

Leases

Leases

Effective October 1, 2019, the Company accounts for its leases under ASC 842, Leases (“ASC 842”). Under this guidance, arrangements meeting the definition of a lease are classified as operating or financing leases, and are recorded on the consolidated balance sheet as both a right of use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset result in straight-line rent expense over the lease term.

In calculating the right of use asset and lease liability, the Company elects to combine lease and non-lease components as permitted under ASC 842. The Company excludes short-term leases having initial terms of 12 months or less from the new guidance as an accounting policy election and recognizes rent expense on a straight-line basis over the lease term.

The Company continues to account for leases in the prior period financial statements under ASC Topic 840.

Value-added Tax

Value-added Tax

Value-added taxes (“VAT”) collected from customers relating to product sales and remitted to governmental authorities are presented on a net basis. VAT collected from customers is excluded from revenue. The Company is subject to a VAT rate of 17% before May 1, 2018, a VAT rate of 16% effective on May 1, 2018, and the most current VAT rate of 13% effective on April 1, 2019. The VAT payable may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products.

Convertible note, net

Convertible note, net

The Company evaluated the convertible notes issued pursuant to the ASC 470-20-25-4 Beneficial Conversion Feature (“BCF”) guidance for the year ended September 30, 2022 and 2021. The BCF was measured the intrinsic values for convertible notes on the commitment dates, which are the dates that the agreements were signed with the investors. The Company’s convertible notes both have stated redemption dates (maturity dates), which are 12 months from the issuance dates, the BCF values will be accreted from issuance date to the conversion date or the stated maturity date, whichever is earlier. The accretion calculation is based on effective interest rate method consistent with the ordinary debt instruments.

ASU 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, provides simplification of the convertible debt accounting framework by eliminating the cash conversion and the beneficial conversion feature accounting models for convertible debt and convertible preferred stock. The new guidance removes from GAAP separation models for convertible debt that require the convertible debt to be separated into a debt and equity component, unless the conversion feature is required to be bifurcated and accounted for as a derivative or the debt is issued at a substantial premium. ASU 2020-06 requires adoption using either modified retrospective method or full retrospective method. The Company adopted ASU 2020-06 since October 1, 2022.

Under the new framework, the reporting entity will decide the accounting for its convertible notes in the following steps: (1) a reporting entity will first decide whether to elect the fair value option under ASC 825-10 (convertible debt issued with a substantial premium may be ineligible for the fair value option); (2) if the fair value option is not elected, the reporting entity must assess whether the conversion feature requires bifurcation pursuant to ASC 815; (3) if bifurcation is not required, the reporting entity must evaluate whether the convertible debt was issued with a substantial premium; (4) if the fair value option is not elected, the conversion option is not required to be bifurcated, and the convertible debt was not issued with a substantial premium, the convertible debt will be accounted for as a single unit of account under the “traditional convertible security” model. Debt discount is amortized over the period during which the convertible note is expected to be outstanding (through the maturity date) as additional non-cash interest expense.

Stock-based compensation

Stock-based compensation

The Company accounts for share-based payment exchanged for services at the estimated grant date fair value. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model and the Company estimates the stock warrants by performing Monte Carlo simulation analysis to calculate the fair value of the committed warrants. The Company’s share price was simulated under a risk-neutral framework using Geometric Brownian Motion (“GBM”). The daily share price was simulated from the valuation date through to the latest expiry date. The assumptions used in calculating the fair value of stock-based compensation represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment.

Expected Term - The expected term of options represents the period that the Company’s stock option are expected to be outstanding based on the simplified method, which is the half-life from vesting to the end of its contractual term.

Expected Volatility - The Company computes stock price volatility over expected terms based on its historical common stock trading prices.

Risk-Free Interest Rate - The Company bases the risk-free interest rate on the implied yield available on U. S. Treasury zero-coupon issues with an equivalent remaining term.

Expected Dividend - The Company has never declared or paid any cash dividends on its common shares and does not plan to pay cash dividends in the foreseeable future, and, therefore, uses an expected dividend yield of zero in its valuation models.

Revenue Recognition

Revenue Recognition

The Company generates its revenues mainly from sales of steel piping products and sales of steel materials such as stainless steel coil and strip. The Company follows Financial Accounting Standards Board (FASB) ASC 606 and accounting standards updates (“ASU”) 2014-09 for revenue recognition. On October 1, 2018, the Company has early adopted ASC 606, which is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner to depict the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or As) the Entity Satisfies a Performance Obligation. Results for reporting periods beginning after October 1, 2018 are presented under ASC 606, while prior period amounts are not adjusted and continue to be reported under the previous accounting standards ASC 605. The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and there was no material unfinished contracts with customers upon adoption of ASC 606, therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606, and there have not been any significant changes to company’s business processes, systems, or internal controls as a result of implementing the standard.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations.

In determining the transaction price the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled. The Company has assessed the financing component on contract basis, and conclude there is no significant financing component exist either implicitly or explicitly. The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenues are reported net of all value added taxes. The Company does not routinely permit customers to return products, while in certain conditions product changes are allowed, and historically customer returns have been immaterial and due to the nature of company’s products no warranty is offered. Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery.

Since February 2021, xSigma Corporation launched a stable coin exchange platform which is built on smart contract. Liquidity provider who provides liquidity for certain stable coin on the exchange is awarded a certain amount of SIG token, a governance token issued by the smart contract. The SIG holder is entitled to the commission revenue generated by the exchange and as the project founder xSigma Corporation is holding 30% all SIG token issued and outstanding. Though SIG was listed on one cryptocurrency exchange and has public market price, however due to the token’s low trading volume and unstable market price the Company decides not to recognize revenue for the token it owned until monetization of the token. There is currently no specific definitive guidance under GAAP or alternative accounting framework for the accounting for digital currencies recognized as revenue or held, and management has exercised significant judgment in determining the appropriate accounting treatment. In the event authoritative guidance is enacted by the FASB, the Company may be required to change its policies, which could have an effect on the Company’s consolidated financial position and results from operations.

Cost of revenue:

Cost of revenue:

Cost of revenue consists primarily of cost of materials, direct labors, overhead, and other related incidental expenses that are directly attributable to the Company’s principal operations.

Government Grant

Government Grant

Government grants are recognized when received and all the conditions for their receipt have been met.

Government grants as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. During the years ended as of September 30, 2023, 2022 and 2021, $337,216, $496,740, and $446,480, respectively, government grants were recognized as other income for financial support to the Company under local government’s innovation incentive programs.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred. Research and development reimbursements and grants received from government are recorded by the Company as a reduction of research and development costs.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method whereby it calculates deferred tax assets or liabilities for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted tax rates applicable to the years in which those temporary differences are expected to be reversed or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. For the fiscal years ended as of September 30, 2023, we have a full valuation allowance of $2.64 million recorded against our net deferred tax asset, primarily due to our experiencing a three-year cumulative operating loss. This amount will not be released until we have earnings and forecasted income which provide sufficient positive evidence that our deferred tax assets will more likely than not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as non-current amounts.

We record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. Tax (expense)  benefits recorded as of September 30, 2023 and 2022 were $322,897 and $nil, respectively.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred in accordance with ASC 720-35 Other Expense-Advertising costs. Advertising costs were $19,972, $77,781, and $104,661 for years ended September 30, 2023, 2022 and 2021, respectively.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) from foreign currency adjustments. Comprehensive income (loss) is reported in the consolidated statements of operations and comprehensive income. Accumulated other comprehensive income (loss), as presented on the balance sheets are the cumulative foreign currency translation adjustments. As of September 30, 2023 and 2022, the Company recorded accumulated other comprehensive loss balance of $3,183,694 and $2,640,753, respectively.

Earnings Per Share

Earnings Per Share

Earnings (loss) per share is calculated in accordance with ASC 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings per share if their effects would be anti-dilutive.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease and finance lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Concentration of Risks

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks mainly from fluctuations and the degree of volatility of foreign exchange rates between the USD and the RMB.

Currency Convertibility Risks

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, short-term investment, notes receivable, accounts receivable and other receivables, the balances of which are stated on the consolidated balance sheets which represent the Company’s maximum exposure. The Company places its cash and cash equivalents, and short-term investment in good credit quality financial institutions in Hong Kong and China. Concentration of credit risks with respect to accounts receivables is linked to the concentration of revenue. To manage credit risk, the Company performs ongoing credit evaluations of customers’ financial condition. The concentration analysis of our revenue and accounts receivable is shown in Note 17.

Interest Rate Risks

The Company is subject to interest rate risk. The Company has bank interest bearing loans charged at variable interest rates. And although some bank interest bearing loans are charged at fixed interest rates within the reporting period, the Company is still subject to the risk of adverse changes in the interest rates charged by the banks when these loans are refinanced.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

New Accounting Pronouncements Recently Adopted

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in this ASU modify the disclosure requirements on fair value measurements. ASU 2018-13 is effective for public entities for fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not plan to early adopt ASU 2018-13 or expect this update will have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

New Accounting Pronouncements Not Yet Adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. This ASU is effective for annual reporting periods beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. This update permits the use of either the modified retrospective or fully retrospective method of transition. The Company is currently evaluating the impact this ASU will have on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations before income tax expense or benefit (separated between domestic and foreign) and (3) income tax expense or benefit from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. The guidance is effective for annual periods beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.